INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (8,602,749)	$ (8,229,006)
Less: impairment	(14,006,405)	(14,632,931)
Intangible assets, net	4,650,972	6,916,107
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,668,614	1,378,836
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	25,473,373	28,270,157
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 118,139	$ 129,051